Employee Severance, Litigation, and Other (Details) (USD $)	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Facility Consolidations Employee Severance and Other Details [Abstract]
Other Restructuring Costs									$ 33,040,000	$ 4,382,000	$ (4,482,000)
Business Combination, Acquisition Related Costs									11,100,000	3,185,000	0
Gain (Loss) Related to Litigation Settlement									0	16,000,000	0
Employee severance, litigation and other	27,419,000	4,135,000	9,027,000	3,559,000	23,567,000	0	0	0	44,140,000	23,567,000	(4,482,000)
Employees Terminated Under Restructuring Activities									103 47
Expenses Incurred Income Recognized for Restructuring Legal Matter										4,400,000
Restructuring Reserve [Line Items]
Restructuring Reserve				23,900,000				3,991,000	23,900,000	3,991,000
Employee severance, litigation and other	27,419,000	4,135,000	9,027,000	3,559,000	23,567,000	0	0	0	44,140,000	23,567,000	(4,482,000)
Restructuring Reserve Settled With Cash									(19,205,000)	(3,658,000)
Restructuring Reserve	48,835,000				23,900,000				48,835,000	23,900,000	3,991,000
Pension Expense Included Within Restructuring Charges									10,300,000
Employee Severance Costs [Member]
Facility Consolidations Employee Severance and Other Details [Abstract]
Employee severance, litigation and other									33,040,000	4,382,000
Restructuring Reserve [Line Items]
Restructuring Reserve				3,610,000				1,134,000	3,610,000	1,134,000
Employee severance, litigation and other									33,040,000	4,382,000
Restructuring Reserve Settled With Cash									(5,668,000)	(1,906,000)
Restructuring Reserve	30,982,000				3,610,000				30,982,000	3,610,000
Lease Cancellation Costs and Other [Member]
Facility Consolidations Employee Severance and Other Details [Abstract]
Employee severance, litigation and other									11,100,000	19,185,000
Restructuring Reserve [Line Items]
Restructuring Reserve				20,290,000				2,857,000	20,290,000	2,857,000
Employee severance, litigation and other									11,100,000	19,185,000
Restructuring Reserve Settled With Cash									(13,537,000)	(1,752,000)
Restructuring Reserve	$ 17,853,000				$ 20,290,000				$ 17,853,000	$ 20,290,000